Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(21.00%)	(21.00%)
State income taxes, net of federal benefits	(1.10%)	(5.70%)
Non-deductible items	6.60%	5.20%
Change in valuation allowance	15.50%	21.50%
Effective income tax rate